Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:

Name:    Palisades Investment Partners, LLC
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Address: 1453 Third Street Promenade
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         Suite 310
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         Santa Monica, CA  91106
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Form 13F File Number: 28-12995
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Quinn R. Stills
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Title:   Chairman, CIO, CCO
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Phone:   310-656-6300
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Signature, Place, and Date of Signing:

/s/ Quinn R. Stills                   Santa Monica, CA                   7/30/09
-----------------------               ----------------                   -------
(Signature)                           (City, State)                      (Date)

Report type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number           Name

28- 01190                      Russell Company
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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
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Form 13F Information Table Entry Total:       49
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Form 13F Information Table Value Total:       717,591
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                                          (thousands)
List of Other Included Managers:

NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.               Form 13F File Number               Name

                  28-
-------------        -----------------------         ---------------------------
[Repeat as necessary.]

                           FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7           COLUMN 8
-------------------------  -----------  ---------  --------  ---------------------  ----------  --------  --------------------------
                                                                                                               VOTING AUTHORITY
                            TITLE OF                VALUE     SHRS OF   SH/   PUT/  INVESTMENT   OTHER    --------------------------
      NAME OF ISSUER          CLASS       CUSIP    (x$1000)   PRN AMT   PRN   CALL  DISCRETION  MANAGERS   SOLE    SHARED    NONE
-------------------------  -----------  ---------  --------  ---------  ----  ----  ----------  --------  -------  ------  ---------
TD AMERITRADE HLDG CORP         COM     87236Y108  23,571    1,343,084   SH            SOLE               636,092            706,992
ABERCROMBIE + FITCH CO          CL A    002896207  10,741      423,048   SH            SOLE               202,371            220,677
AVERY DENNISON CORP             COM     053611109   5,063      197,160   SH            SOLE                91,273            105,887
BANK NEW YORK MELLON CORP       COM     064058100   8,685      296,323   SH            SOLE               113,396            182,927
CA INC                          COM     12673P105   3,440      197,355   SH            SOLE                91,266            106,089
COMERICA INC                    COM     200340107  16,482      779,272   SH            SOLE               357,972            421,300
CISCO SYS INC                   COM     17275R102  10,389      557,074   SH            SOLE               261,200            295,874
CVS CAREMARK CORP               COM     126650100   7,814      245,187   SH            SOLE               116,400            128,787
CHEVRON CORP                    COM     166764100  16,319      246,317   SH            SOLE               114,830            131,487
DISCOVER FINL SVCS              COM     254709108  14,393    1,401,430   SH            SOLE               655,857            745,573
DISNEY WALT CO                  COM     254687106   9,399      402,861   SH            SOLE               197,105            205,756
DOW CHEM CO                     COM     260543103   7,301      452,378   SH            SOLE               217,400            234,978
EBAY INC                        COM     278642103  15,000      875,663   SH            SOLE               414,486            461,177
EATON CORP                      COM     278058102   7,302      163,684   SH            SOLE                77,097             86,587
FIFTH THIRD BANCORP             COM     316773100     812      114,404   SH            SOLE                57,700             56,704
GENERAL MLS INC                 COM     370334104   6,867      122,573   SH            SOLE                58,808             63,765
GAP INC                         COM     364760108  14,539      886,508   SH            SOLE               426,408            460,100
GOLDMAN SACHS GROUP INC         COM     38141G104  49,423      335,209   SH            SOLE               163,228            171,981
GLAXOSMITHKLINE PLC          SPONS ADR  37733W105   8,289      234,541   SH            SOLE               112,657            121,884
HEWLETT PACKARD CO              COM     428236103  22,735      588,227   SH            SOLE               279,150            309,077
INTERNATIONAL BUSINESS
  MACHS                         COM     459200101  23,545      225,486   SH            SOLE               112,070            113,416
JOHNSON + JOHNSON               COM     478160104  13,200      232,388   SH            SOLE               110,051            122,337
JPMORGAN CHASE + CO             COM     46625H100  36,310    1,064,489   SH            SOLE               519,674            544,815
KIMBERLY CLARK CORP             COM     494368103   7,026      134,009   SH            SOLE                63,932             70,077
MORGAN STANLEY                  COM     617446448   2,010       70,500   SH            SOLE                20,000             50,500
NORTHERN TRUST CORP             COM     665859104   6,020      112,146   SH            SOLE                69,055             43,091
OMNICOM GROUP                   COM     681919106  15,933      504,522   SH            SOLE               242,446            262,076
PFIZER INC                      COM     717081103  20,110    1,340,641   SH            SOLE               640,204            700,437
PARKER HANNIFIN CORP            COM     701094104  11,941      277,953   SH            SOLE               131,016            146,937
PNC FINL SVCS GROUP INC         COM     693475105  30,122      776,146   SH            SOLE               377,939            398,207
ROYAL DUTCH SHELL PLC       SPONS ADR A 780259206   5,541      110,391   SH            SOLE                51,446             58,945
REPUBLIC SVCS INC               COM     760759100  29,190    1,195,828   SH            SOLE               569,590            626,238
SCHWAB CHARLES CORP             COM     808513105  21,470    1,224,082   SH            SOLE               575,451            648,631
STAPLES INC                     COM     855030102   3,566      176,692   SH            SOLE                83,352             93,340
SYBASE INC                      COM     871130100   6,578      209,900   SH            SOLE                96,437            113,463
AT+T INC                        COM     00206R102  10,074      405,544   SH            SOLE               195,224            210,320
MOLSON COORS BREWING CO         CL B    60871R209   7,632      180,297   SH            SOLE                86,444             93,853
TARGET CORP                     COM     87612E106  22,363      566,572   SH            SOLE               271,200            295,372
TIME WARNER CABLE INC           COM     88732J207   6,544      206,627   SH            SOLE               102,198            104,429
TIME WARNER INC                 COM     887317303   6,448      255,955   SH            SOLE               116,523            139,432
UNITEDHEALTH GROUP INC          COM     91324P102  10,628      425,462   SH            SOLE               202,681            222,781
UNITED TECHNOLOGIES CORP        COM     913017109  25,994      500,277   SH            SOLE               240,105            260,172
VERIZON COMMUNICATIONS          COM     92343V104   8,565      278,713   SH            SOLE               131,503            147,210
WELLS FARGO + CO NEW            COM     949746101  31,604    1,302,735   SH            SOLE               621,950            680,785
WAL MART STORES INC             COM     931142103  20,455      422,278   SH            SOLE               201,826            220,452
WATSON PHARMACEUTICALS INC      COM     942683103  16,770      497,760   SH            SOLE               235,814            261,946
WYETH                           COM     983024100  15,195      334,760   SH            SOLE               159,148            175,612
EXXON MOBIL CORP                COM     30231G102  38,125      545,342   SH            SOLE               264,959            280,383
ZIONS BANCORP                   COM     989701107   6,068      524,874   SH            SOLE               250,700            274,174